Share capital - Schedule of Common Shares Issued (Detail) $ in Millions	3 Months Ended
	Jan. 31, 2026 CAD ($) Shares shares	Jan. 31, 2025 CAD ($) Shares shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 64,413
Balance at end of year	$ 65,612	$ 61,631
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	926,614,036	942,294,598
Equity-settled share-based compensation plans | Shares	1,894,235	1,261,526
Shareholder investment plan, Number of shares | shares		629
Number of shares issued, Number of shares | shares	928,508,271	943,556,753
Purchase of common shares for cancellation, Number of shares | shares	(7,990,500)	(3,500,000)
Treasury shares, Number of shares | shares	(167,734)	24,502
Ending balance, Number of shares | shares	920,350,037	940,081,255
Balance at beginning of year	$ 16,845	$ 17,011
Equity-settled share-based compensation plans	119	77
Number of shares issued, Amount	16,964	17,088
Purchase of common shares for cancellation	(146)	(63)
Treasury shares, Amount	(23)	2
Balance at end of year	$ 16,795	$ 17,027